U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

                           Read instructions at end
                                of Form before
                                preparing Form.
                             Please print or type.


1.         Name and address of issuers:

           Reich & Tang Distributors L.P.     Gruntal & Co. Incorporated
           600 Fifth Avenue                   14 Wall Street
           New York, New York  10020-2302     New York, New York  10005

2.         Name of each series or class of funds for which this notice is filed:

           Insured Municipal Securities Trust New York Navigator Insured Series 7 and New Jersey Navigator Insured Series 4

3.         Investment Company Act File Number:                811-2868

           Securities Act File Number:                        33-38847

4.         Last day of fiscal year for which this notice is filed:

                December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

               /  /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

           Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

           None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

           None



C/M:  11939.0008 339759.1

9. Number and aggregate sale price of securities sold during the fiscal year:

                     474        Shares                        $  486,650.32
           --------------------                                ------------

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                     474        Shares                        $  486,650.32
           --------------------                                ------------

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

           Not Applicable

12.        Calculation of registration fee:


(i)        Aggregate sale price of securities sold during the fiscal year in
           reliance on rule 24f-2 (from Item 10)                                           $                   486,650.32
                                                                                         ----------------------------------

(ii)       Aggregate price of shares issued in connection with dividend
           reinvestment plans (from Item 11, if applicable):                               +                         0
                                                                                         ----------------------------------

(iii)      Aggregate price of shares redeemed or repurchased during the fiscal
           year (if applicable):                                                           -                   432,425.87
                                                                                         ----------------------------------

(iv)       Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if
           applicable):                                                                    +                         0
                                                                                         ----------------------------------

(v)        Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
           (iii), plus line
           (iv)] (if applicable):                                                                               54,224.45
                                                                                         ----------------------------------

(vi)       Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or
           other applicable law or regulation (see instruction C.6):                       x                        1/29%
                                                                                         ----------------------------------

(vii)      Fee due [line (i) or line (v) multiplied by line (vi)]:                         $                        18.70
                                                                                         ----------------------------------

           Instruction: Issuers should complete lines (ii), (iii), (iv) and
           (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instruction C.3.


13. Check Box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

               /  /

           Exhibit:  Opinion of Messrs. Battle Fowler LLP

           Date of mailing or wire transfer of filing fees to the Commission's
           lockbox depository:     to be debited from existing balances

C/M:  11939.0008 339759.1

                                  SIGNATURES

          This report has been signed below by the following persons on behalf of the issuers and in the capacities and on the dates indicated.


          By (Signature and Title)*  ________________________________________
                                     Peter J. DeMarco, Authorized Signatory
                                     for Reich & Tang Distributors L.P. and,
                                     as Attorney-in-Fact, for Gruntal & Co.,
                                     Incorporated.


Date:  February 26, 1996


*  Please print the name and title of the signing officer below the signature.

C/M:   11939.008 339759.1